Consolidated Statement of Changes in Stockholders’ Equity (Deficit) - USD ($)	Series D Preferred stock	Series E Preferred Stock	Series F Preferred Stock	Common Stock	Common Stock to be Issuable for Acquisitions	Additional Paid-in Capital	Retained Earnings/Accumulated Deficit	Total	Noncontrolling Interest [Member]
Balance at Dec. 31, 2018		$ 78				$ 679,259	$ (5,675,391)	$ (3,414,469)	$ 1,581,585
Balance (in Shares) at Dec. 31, 2018		775,000
Recapitalization	$ 39			$ 70		3,889,324		2,298,212	(1,591,221)
Recapitalization (in Shares)	389,036			699,152
Stock based compensation						3,803,922		3,890,627	86,705
Adjustment of redemption value of preferred stock								23,852	23,852
Beneficial conversion feature of preferred stock dividends								70,205	70,205
Preferred stock deemed dividend								(70,205)	(70,205)
Accrued preferred stock dividends								(70,205)	(70,205)
Series F Preferred stock issued for assets			$ 20			8,599,980		8,600,000
Series F Preferred stock issued for assets (in Shares)			200,000
Sale of Series D Preferred stock units	$ 7					1,334,990		1,334,997
Sale of Series D Preferred stock units (in Shares)	75,350
Notes and accrued interest cancelled pursuant to merger						706,501		706,501
Reclassification of warrant derivative to liabilities related to Series D unit sales						(691,780)		(691,780)
Issuance of common shares upon conversion of Series D preferred stock				$ 5		(5)
Issuance of common shares upon conversion of Series D preferred stock (in Shares)	(9,840)			49,200
Issuance of common shares for deferred compensation				$ 20		(20)
Issuance of common shares for deferred compensation (in Shares)				197,838
Accrued salary foregiven pursuant to merger						187,500		187,500
Stockholder shares transferred as compensation expense						752,500		752,500
Reclassification of warrant derivative to liabilities related to Series D unit sales						(1,058,866)		(1,058,866)
Adjustment for fractional shares
Adjustment for fractional shares (in Shares)				444
Issuance of common shares upon conversion of Series E preferred stock		$ (4)		$ 20		(16)
Issuance of common shares upon conversion of Series E preferred stock (in Shares)		(40,014)		200,072
Issuance of common shares upon conversion of Series F preferred stock			$ (6)	$ 30		(24)
Issuance of common shares upon conversion of Series F preferred stock (in Shares)			(60,232)	301,160
Net loss							(11,812,797)	(11,843,513)	(30,716)
Balance at Dec. 31, 2019	$ 46	$ 74	$ 14	$ 145	$ 0	18,203,265	(17,488,188)	715,356
Balance (in Shares) at Dec. 31, 2019	454,546	734,986	139,768	1,447,863	0
Stock based compensation						870,722		870,722
Series D Preferred stock issued for accrued penalties	$ 11					1,929,505		1,929,516
Series D Preferred stock issued for accrued penalties (in Shares)	106,134
Issuance of common shares upon conversion of Series D preferred stock	$ (1)			$ 6		(5)		0
Issuance of common shares upon conversion of Series D preferred stock (in Shares)	(12,900)			64,500
Issuance of common shares upon conversion of Series E preferred stock		$ 0		$ 2		(2)		0
Issuance of common shares upon conversion of Series E preferred stock (in Shares)		(3,141)		15,704
Issuance of common shares upon conversion of Series F preferred stock			$ (6)	$ 32		(26)		0
Issuance of common shares upon conversion of Series F preferred stock (in Shares)			(64,272)	321,366
Net loss							(2,482,605)	(2,482,605)
Balance at Mar. 31, 2020	$ 56	$ 74	$ 8	$ 185	$ 0	21,003,459	(19,970,793)	1,032,989
Balance (in Shares) at Mar. 31, 2020	547,780	731,845	75,496	18,494,333	0
Balance at Dec. 31, 2019	$ 46	$ 74	$ 14	$ 145	$ 0	18,203,265	(17,488,188)	715,356
Balance (in Shares) at Dec. 31, 2019	454,546	734,986	139,768	1,447,863	0
Stock based compensation						3,058,072		3,058,072
Series D Preferred stock issued for accrued penalties	$ 11					1,929,505		1,929,516
Series D Preferred stock issued for accrued penalties (in Shares)	106,134
Sale of Series D Preferred stock units						25,000		25,000
Sale of Series D Preferred stock units (in Shares)	1,375
Reclassification of warrant derivative to liabilities related to Series D unit sales						(26,465)		(26,465)
Issuance of shares for services				$ 4		154,696		154,700
Issuance of shares for services (in Shares)				40,800
Issuance of vested shares				$ 13		(13)
Issuance of vested shares (in Shares)				125,000
Issuance of common shares upon conversion of convertible notes and accrued interest				$ 2		56,394		56,396
Issuance of common shares upon conversion of convertible notes and accrued interest (in Shares)				24,000
Issuance of common shares upon conversion of Series D preferred stock	$ (3)			$ 17		(14)
Issuance of common shares upon conversion of Series D preferred stock (in Shares)	(34,260)			171,300
Issuance of common shares upon conversion of Series E preferred stock				$ 2		(2)
Issuance of common shares upon conversion of Series E preferred stock (in Shares)		(3,141)		15,704
Issuance of common shares upon conversion of Series F preferred stock			$ (7)	$ 38		(31)
Issuance of common shares upon conversion of Series F preferred stock (in Shares)			(75,386)	376,936
Net loss							(17,036,837)	(17,036,837)
Balance at Dec. 31, 2020	$ 54	$ 74	$ 7	$ 220	$ 0	23,400,408	(34,525,025)	(11,124,262)
Balance (in Shares) at Dec. 31, 2020	527,795	731,845	64,382	2,201,603	0
Stock based compensation						502,407		502,407
Issuance of vested shares (in Shares)	(68,312)
Issuance of common shares upon conversion of convertible notes and accrued interest				$ 7		199,396		199,403
Issuance of common shares upon conversion of convertible notes and accrued interest (in Shares)				71,485
Issuance of common shares upon conversion of Series D preferred stock	$ (7)			$ 37		(30)		0
Issuance of common shares upon conversion of Series D preferred stock (in Shares)	(74,453)			372,266
Reclassification of warrant derivative to liabilities related to Series D unit sales						$ 373,070		$ 373,070
Adjustment for fractional shares (in Shares)					15,591
Issuance of common shares upon conversion of Series F preferred stock			$ (17,535)	$ 87,674
Issuance of common shares upon conversion of Series F preferred stock (in Shares)			(2)	9		(7)		0
Issuance of common shares for Scouted acquisitions, (in Shares)				175,421	15,591
Issuance of common shares for Scouted acquisitions				$ 18	$ 113,036	$ 1,271,786		$ 1,384,840
Issuance of common shares for Upsider acquisition (in Shares)					271,153
Issuance of common shares for Upsider acquisition					$ 2,135,331			2,135,331
Issuance of common shares for accrued compensation, (in Shares)				1,625
Issuance of common shares for accrued compensation				$ 0		16,425		16,425
Cancellation of Series D preferred stock, (in Shares)	(8,755)
Cancellation of Series D preferred stock	$ (1)					1		0
Net loss							(6,280,066)	(6,280,066)
Balance at Mar. 31, 2021	$ 46	$ 74	$ 5	$ 291	$ 2,248,367	$ 25,763,456	$ (40,805,091)	$ (12,792,852)
Balance (in Shares) at Mar. 31, 2021	444,587	731,845	46,847	2,910,074	286,744